Exhibit 99.1

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time. Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.
THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.
The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series(1)	Principal Amount	Translation Rate	Equivalent	Maturity Date(2)	Interest Basis	Rate Type
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	2021/04/21	2.250%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	2020/08/04	1.625%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2020/02/05	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	2020/03/23	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	2020/03/23	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	2022/06/17	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	2031/07/21	1.652%	Fixed
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	2020/12/16	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	2020/10/14	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	2034/12/15	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	2036/01/14	1.625%	Fixed
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	2021/03/11	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	2021/03/22	2.300%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	2021/09/14	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	2021/12/22	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	2022/12/08	3 month £ Libor +0.23%	Floating
CB36	£750,000,000	1.7220000 C$/£	$1,291,500,000	2021/06/08	3 month £ Libor +0.27%	Floating
CB37	€ 1,500,000,000	1.5417000 C$/€	$2,312,550,000	2023/06/28	0.250%	Fixed
CB38	€ 1,500,000,000	1.5148000 C$/€	$2,272,200,000	2025/09/10	0.625%	Fixed
CB39	US$1,700,000,000	1.2990000 C$/US$	$2,208,300,000	2021/10/22	3.350%	Fixed
CB40	€ 1,750,000,000	1.5160000 C$/€	$2,653,000,000	2024/01/29	0.250%	Fixed
CB41	€ 100,000,000	1.5110000 C$/€	$151,100,000	2039/03/14	1.384%	Fixed
CB42	€ 1,250,000,000	1.5040000 C$/€	$1,880,000,000	2026/06/19	0.050%	Fixed
CB43	$1,250,000,000	N/A	$1,250,000,000	2022/06/27	3 month CDOR +0.14%	Floating
CB44	US$1,500,000,000	1.3244000 C$/US$	$1,986,600,000	2022/09/23	1.900%	Fixed
CB45	£1,000,000,000	1.6354000 C$/£	$1,635,400,000	2024/10/03	Compounded Daily Sonia +0.58%	Floating
CB46	€ 150,000,000	1.4687000 C$/€	$220,305,000	2039/12/30	0.652%	Fixed
Total			$39,170,449,950
OSFI Covered Bond Ratio:			2.95%(3)
OSFI Covered Bond Ratio Limit:			5.50%

Weighted average maturity of Outstanding Covered Bonds (months)				35.49
Weighted average remaining term of Loans in Cover Pool (months)				26.85

Series Ratings		Moody's	DBRS	Fitch
CB7		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA
CB35		Aaa	AAA	AAA
CB36		Aaa	AAA	AAA
CB37		Aaa	AAA	AAA
CB38		Aaa	AAA	AAA
CB39		Aaa	AAA	AAA
CB40		Aaa	AAA	AAA
CB41		Aaa	AAA	AAA
CB42		Aaa	AAA	AAA
CB43		Aaa	AAA	AAA
CB44		Aaa	AAA	AAA
CB45		Aaa	AAA	AAA
CB46		Aaa	AAA	AAA

(1) Series CB47 EUR1,500,000,000 0.01 per cent. Covered Bonds due January 21, 2027 (C$ of 2,175,756,000) priced on January 13, 2020 and scheduled to close January 21, 2020 (in each case after the Calculation Date) and accordingly has not been included in the Asset Coverage Test or other statistical information in this report.
(2) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.
(3) Per OSFI's letter dated May 23, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets as of October 31, 2019.

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19, Series CB20 and Series CB32 is Royal Bank of Canada.

Royal Bank of Canada's Ratings
	Moody's	DBRS	Fitch
Senior Debt(1) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA (high)	AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (high) (dr)	F1+ / AA
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa2 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	AA (dcr)
Rating Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider
	Moody's	DBRS	Fitch
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA-

Description of Ratings Triggers(3) (4)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(6)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(6)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (cr)	n/a	BBB (long)(6)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1 (dr)	BBB (low)	F1 & A-(5)
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1 (dr)	BBB (low)	F1 & A-(5)

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1 (dr)	BBB (low)	F1 & A-(5)

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(5)

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (cr)	BBB (high) (long)	BBB+ (dcr)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No
(1) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "bail-in" regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA by DBRS and AA by Fitch.
(2) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "bail-in" regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA (low) by DBRS and AA- by Fitch.
(3) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.
(4) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(6) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds			$39,170,449,950

A = lower of (i) LTV Adjusted True Balance, and			$48,159,153,843	A (i)	$51,783,758,314
(ii) Asset Percentage Adjusted True Balance, as adjusted				A (ii)	$48,159,153,843
B = Principal Receipts			-	Asset Percentage:	93.00%
C = Cash Capital Contributions			-	Maximum Asset Percentage:	93.00%
D = Substitute Assets			-
E = Reserve Fund balance			-
F = Negative Carry Factor calculation			$584,362,138
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)			$47,574,791,705

Regulatory OC Minimum Calculation

A Lesser of (a) Cover Pool Collateral, and			$42,155,654,964	A (a)	$51,740,007,324*
(b) Cover Pool Collateral required to meet the Asset Coverage Test				A (b)	$42,155,654,964

B (C$ Equivalent of Outstanding Covered Bonds)			$39,170,449,950

Level of Overcollateralization (A/B)			107.62%
Regulatory OC Minimum			103.00%

*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds			$40,183,748,333

A = LTV Adjusted Present Value			$51,542,743,506	Weighted Average Effective Yield
				of Performing Eligible Loans:	3.26%
B = Principal Receipts			-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets			-
E = Reserve Fund Balance			-
F = Trading Value of Swap Collateral			-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)			$51,542,743,506

Intercompany Loan Balance

Guarantee Loan			$42,303,784,550
Demand Loan			$9,478,868,026
Total			$51,782,652,575

Cover Pool Losses

Period End	Write-off Amounts		Loss Percentage (Annualized)
December 31, 2019	$312,193		0.01%

Cover Pool Flow of Funds

	31-Dec-2019		29-Nov-2019
Cash Inflows
Principal Receipts	$990,011,348		$1,084,984,823
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$137,362,891		$134,348,537
Swap receipts	$138,430,136	(1)	$137,766,241	(2)
Cash Outflows
Swap Breakage Fee	$0		$0
Swap payment	($137,362,891)	(1)	($134,348,537)	(2)
Intercompany Loan interest	($138,153,276)	(1)	($137,490,708)	(2)
Intercompany Loan principal	($990,011,348)	(1)	($1,084,984,823)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$276,860		$275,532

(1) Cash settlement to occur on January 17, 2020
(2) Cash settlement occurred on December 17, 2019

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Cover Pool Summary Statistics

Previous Month Ending Balance	$52,789,777,453
Current Month Ending Balance	$51,799,453,912
Number of Mortgages in Pool	299,288
Average Mortgage Size	$173,076
Ten Largest Mortgages as a % of Current Month Ending Balance	0.05%
Number of Properties	240,620
Number of Borrowers	233,858
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	68.99%	55.20%
Weighted Average LTV - Drawn	59.63%	48.19%
Weighted Average LTV - Original Authorized	71.61%
Weighted Average Mortgage Rate	3.06%
Weighted Average Seasoning (Months)	26.33
Weighted Average Original Term (Months)	53.17
Weighted Average Remaining Term (Months)	26.85

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	298,530	99.75	$51,664,836,746	99.74
30 to 59 days past due	283	0.09	$53,372,414	0.10
60 to 89 days past due	122	0.04	$21,798,163	0.04
90 or more days past due	353	0.12	$59,446,589	0.11
Total	299,288	100.00	$51,799,453,912	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	33,721	11.27	$5,794,260,324	11.19
British Columbia	55,093	18.41	$11,711,831,267	22.61
Manitoba	11,225	3.75	$1,305,061,878	2.52
New Brunswick	5,591	1.87	$474,592,951	0.92
Newfoundland and Labrador	3,507	1.17	$444,875,041	0.86
Northwest Territories	21	0.01	$2,159,334	0.00
Nova Scotia	8,766	2.93	$894,633,357	1.73
Nunavut	1	0.00	$39,056	0.00
Ontario	125,589	41.96	$24,431,876,014	47.17
Prince Edward Island	1,084	0.36	$108,947,978	0.21
Quebec	44,433	14.85	$5,308,070,221	10.25
Saskatchewan	10,151	3.39	$1,307,067,957	2.52
Yukon	106	0.04	$16,038,535	0.03
Total	299,288	100.00	$51,799,453,912	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	447	0.15	$59,064,398	0.11
499 and below	951	0.32	$153,114,781	0.30
500 - 539	762	0.25	$118,862,196	0.23
540 - 559	695	0.23	$119,753,569	0.23
560 - 579	825	0.28	$141,209,035	0.27
580 - 599	1,277	0.43	$229,952,233	0.44
600 - 619	1,890	0.63	$341,254,988	0.66
620 - 639	2,971	0.99	$575,112,142	1.11
640 - 659	4,534	1.51	$848,114,880	1.64
660 - 679	7,290	2.44	$1,404,059,621	2.71
680 - 699	10,237	3.42	$1,938,219,258	3.74
700 - 719	13,474	4.50	$2,553,602,623	4.93
720 - 739	16,372	5.47	$3,013,571,575	5.82
740 - 759	17,720	5.92	$3,309,648,906	6.39
760 - 779	20,079	6.71	$3,771,436,470	7.28
780 - 799	23,214	7.76	$4,350,187,994	8.40
800 and above	176,550	58.99	$28,872,289,245	55.74
Total	299,288	100.00	$51,799,453,912	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	234,678	78.41	$39,372,880,214	76.01
Variable	64,610	21.59	$12,426,573,699	23.99
Total	299,288	100.00	$51,799,453,912	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	57,904	19.35	$12,976,726,999	25.05
Homeline Mortgage Segment	241,384	80.65	$38,822,726,913	74.95
Total	299,288	100.00	$51,799,453,912	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	28,429	9.50	$4,949,770,604	9.56
Owner Occupied	270,859	90.50	$46,849,683,308	90.44
Total	299,288	100.00	$51,799,453,912	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	11	0.00	$1,883,584	0.00
2.0000% - 2.4999%	19,457	6.50	$4,048,351,755	7.82
2.5000% - 2.9999%	127,130	42.48	$21,441,538,995	41.39
3.0000% - 3.4999%	113,072	37.78	$20,120,526,051	38.84
3.5000% - 3.9999%	34,022	11.37	$5,558,236,019	10.73
4.0000% - 4.4999%	497	0.17	$59,405,203	0.11
4.5000% - 4.9999%	686	0.23	$70,943,542	0.14
5.0000% - 5.4999%	726	0.24	$69,474,481	0.13
5.5000% - 5.9999%	1,880	0.63	$235,991,779	0.46
6.0000% - 6.4999%	2	0.00	$607,049	0.00
7.0000% and above	1,805	0.60	$192,495,454	0.37
Total	299,288	100.00	$51,799,453,912	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	84,248	28.15	$12,678,817,244	24.48
12.00 - 23.99	63,576	21.24	$10,260,714,537	19.81
24.00 - 35.99	60,937	20.36	$11,979,127,539	23.13
36.00 - 47.99	59,598	19.91	$11,568,568,027	22.33
48.00 - 59.99	27,121	9.06	$4,728,433,302	9.13
60.00 - 71.99	3,071	1.03	$480,985,188	0.93
72.00 - 83.99	604	0.20	$76,652,269	0.15
84.00 - 119.99	132	0.04	$25,881,322	0.05
120.00 and above	1	0.00	$274,484	0.00
Total	299,288	100.00	$51,799,453,912	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	64,157	21.44	$10,522,131,074	20.31
12.00 - 23.99	71,337	23.84	$13,513,822,550	26.09
24.00 - 35.99	71,816	24.00	$14,127,051,719	27.27
36.00 - 59.99	89,262	29.82	$13,317,039,946	25.71
60.00 and above	2,716	0.91	$319,408,624	0.62
Total	299,288	100.00	$51,799,453,912	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	119,536	39.94	$6,100,458,699	11.78
100,000 - 149,999	49,477	16.53	$6,146,785,651	11.87
150,000 - 199,999	38,880	12.99	$6,755,465,677	13.04
200,000 - 249,999	27,558	9.21	$6,163,062,997	11.90
250,000 - 299,999	19,294	6.45	$5,276,903,702	10.19
300,000 - 349,999	12,691	4.24	$4,104,478,182	7.92
350,000 - 399,999	8,491	2.84	$3,171,129,073	6.12
400,000 - 449,999	5,957	1.99	$2,523,573,629	4.87
450,000 - 499,999	4,282	1.43	$2,027,203,779	3.91
500,000 - 549,999	3,104	1.04	$1,625,165,482	3.14
550,000 - 599,999	2,305	0.77	$1,321,560,103	2.55
600,000 - 649,999	1,647	0.55	$1,027,166,819	1.98
650,000 - 699,999	1,188	0.40	$799,314,887	1.54
700,000 - 749,999	976	0.33	$707,156,923	1.37
750,000 - 799,999	665	0.22	$515,030,992	0.99
800,000 - 849,999	582	0.19	$480,139,202	0.93
850,000 - 899,999	427	0.14	$373,442,518	0.72
900,000 - 949,999	430	0.14	$397,772,358	0.77
950,000 - 999,999	308	0.10	$299,180,721	0.58
1,000,000 and above	1,490	0.50	$1,984,462,519	3.83
Total	299,288	100.00	$51,799,453,912	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	29,530	9.87	$4,737,275,294	9.15
Detached	237,359	79.31	$41,122,044,828	79.39
Duplex	3,116	1.04	$418,459,276	0.81
Fourplex	797	0.27	$130,827,097	0.25
Other	670	0.22	$98,276,899	0.19
Row (Townhouse)	14,914	4.98	$2,810,993,283	5.43
Semi-detached	12,151	4.06	$2,374,864,632	4.58
Triplex	751	0.25	$106,712,604	0.21
Total	299,288	100.00	$51,799,453,912	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	12,537	5.21	$867,869,915	1.68
20.01 - 25.00	5,732	2.38	$744,537,432	1.44
25.01 - 30.00	8,529	3.54	$1,332,649,979	2.57
30.01 - 35.00	13,302	5.53	$2,303,311,674	4.45
35.01 - 40.00	19,853	8.25	$3,802,777,438	7.34
40.01 - 45.00	23,103	9.60	$4,827,673,833	9.32
45.01 - 50.00	28,758	11.95	$5,811,481,704	11.22
50.01 - 55.00	26,002	10.81	$5,546,189,448	10.71
55.01 - 60.00	22,389	9.30	$5,326,812,555	10.28
60.01 - 65.00	19,172	7.97	$4,942,179,549	9.54
65.01 - 70.00	19,946	8.29	$5,209,951,486	10.06
70.01 - 75.00	20,495	8.52	$5,562,315,499	10.74
75.01 - 80.00	16,491	6.85	$4,306,650,827	8.31
> 80.00	4,311	1.79	$1,215,052,573	2.35
Total	240,620	100.00	$51,799,453,912	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	39,850	16.56	$3,209,576,590	6.20
20.01 - 25.00	14,599	6.07	$2,193,356,748	4.23
25.01 - 30.00	16,962	7.05	$3,073,673,228	5.93
30.01 - 35.00	18,974	7.89	$3,932,656,850	7.59
35.01 - 40.00	20,908	8.69	$4,749,300,138	9.17
40.01 - 45.00	22,031	9.16	$5,211,501,415	10.06
45.01 - 50.00	20,837	8.66	$5,023,035,793	9.70
50.01 - 55.00	19,160	7.96	$4,891,906,711	9.44
55.01 - 60.00	16,295	6.77	$4,492,995,561	8.67
60.01 - 65.00	15,146	6.29	$4,366,189,409	8.43
65.01 - 70.00	14,279	5.93	$4,134,289,425	7.98
70.01 - 75.00	14,003	5.82	$4,255,009,918	8.21
75.01 - 80.00	6,647	2.76	$1,988,170,538	3.84
> 80.00	929	0.39	$277,791,590	0.54
Total	240,620	100.00	$51,799,453,912	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$191,045,105	$626,917	$0	$215,762	$191,887,784
	20.01 - 25.00	$133,744,955	$80,244	$0	$148,946	$133,974,146
	25.01 - 30.00	$181,940,564	$125,807	$145,121	$128,377	$182,339,869
	30.01 - 35.00	$231,335,408	$642,568	$0	$451,012	$232,428,988
	35.01 - 40.00	$301,400,541	$675,729	$605,775	$498,535	$303,180,580
	40.01 - 45.00	$379,155,372	$687,599	$231,924	$1,283,788	$381,358,684
	45.01 - 50.00	$475,917,561	$203,994	$361,273	$6,513,370	$482,996,198
	50.01 - 55.00	$500,399,956	$880,248	$685,313	$2,101,218	$504,066,735
	55.01 - 60.00	$570,947,145	$372,942	$563,216	$1,655,513	$573,538,816
	60.01 - 65.00	$582,013,663	$2,199,408	$319,646	$1,778,880	$586,311,597
	65.01 - 70.00	$642,393,038	$415,548	$1,495,247	$2,783,929	$647,087,762
	70.01 - 75.00	$756,292,965	$2,051,080	$403,424	$2,861,085	$761,608,554
	75.01 - 80.00	$588,933,419	$536,935	$1,367,063	$2,051,022	$592,888,440
	> 80.00	$218,901,444	$243,458	$247,012	$1,200,257	$220,592,172
Total Alberta		$5,754,421,136	$9,742,478	$6,425,014	$23,671,695	$5,794,260,324

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,024,283,855	$2,207,066	$0	$602,145	$1,027,093,067
	20.01 - 25.00	$683,412,138	$164,105	$0	$91,927	$683,668,169
	25.01 - 30.00	$936,322,225	$1,223,034	$680,501	$926,778	$939,152,538
	30.01 - 35.00	$1,201,660,628	$1,923,917	$706,468	$382,575	$1,204,673,588
	35.01 - 40.00	$1,409,590,409	$3,683,174	$236,245	$260,216	$1,413,770,045
	40.01 - 45.00	$1,351,533,056	$3,024,560	$1,609,145	$677,715	$1,356,844,475
	45.01 - 50.00	$1,120,043,179	$293,267	$1,093,479	$1,415,590	$1,122,845,515
	50.01 - 55.00	$927,764,459	$591,038	$0	$246,109	$928,601,607
	55.01 - 60.00	$723,157,105	$781,015	$27,039	$1,723,195	$725,688,354
	60.01 - 65.00	$676,971,072	$0	$0	$0	$676,971,072
	65.01 - 70.00	$700,351,683	$312,487	$0	$1,329,157	$701,993,327
	70.01 - 75.00	$566,778,821	$265,713	$0	$0	$567,044,534
	75.01 - 80.00	$310,717,203	$0	$0	$267,086	$310,984,288
	> 80.00	$52,500,690	$0	$0	$0	$52,500,690
Total British Columbia		$11,685,086,522	$14,469,376	$4,352,876	$7,922,492	$11,711,831,267

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$44,733,919	$41,681	$0	$0	$44,775,601
	20.01 - 25.00	$28,206,975	$0	$0	$48,832	$28,255,807
	25.01 - 30.00	$42,779,859	$0	$0	$33,076	$42,812,935
	30.01 - 35.00	$54,750,520	$48,215	$0	$0	$54,798,735
	35.01 - 40.00	$72,052,900	$0	$128,264	$188,175	$72,369,340
	40.01 - 45.00	$97,207,926	$181,915	$0	$100,773	$97,490,614
	45.01 - 50.00	$108,955,627	$263,477	$143,745	$147,771	$109,510,620
	50.01 - 55.00	$133,667,230	$0	$170,025	$0	$133,837,254
	55.01 - 60.00	$129,725,321	$510,876	$763,986	$160,131	$131,160,315
	60.01 - 65.00	$141,087,986	$187,013	$0	$535,511	$141,810,510
	65.01 - 70.00	$157,383,498	$0	$0	$250,082	$157,633,580
	70.01 - 75.00	$205,857,952	$0	$230,637	$241,774	$206,330,363
	75.01 - 80.00	$83,018,690	$0	$0	$111,808	$83,130,498
	> 80.00	$1,145,707	$0	$0	$0	$1,145,707
Total Manitoba		$1,300,574,110	$1,233,177	$1,436,657	$1,817,934	$1,305,061,878

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$21,882,682	$95,748	$14,573	$0	$21,993,003
	20.01 - 25.00	$13,008,969	$0	$65,258	$65,579	$13,139,806
	25.01 - 30.00	$19,352,588	$70,961	$0	$0	$19,423,549
	30.01 - 35.00	$29,970,770	$0	$0	$108,043	$30,078,813
	35.01 - 40.00	$40,547,553	$85,036	$0	$0	$40,632,588
	40.01 - 45.00	$52,530,317	$24,373	$0	$232,410	$52,787,099
	45.01 - 50.00	$59,356,175	$219,956	$102,237	$426,853	$60,105,221
	50.01 - 55.00	$54,779,365	$69,571	$0	$60,210	$54,909,146
	55.01 - 60.00	$43,491,768	$0	$0	$183,872	$43,675,640
	60.01 - 65.00	$30,953,293	$0	$0	$224,810	$31,178,103
	65.01 - 70.00	$32,894,726	$57,564	$0	$188,749	$33,141,038
	70.01 - 75.00	$50,485,656	$0	$0	$0	$50,485,656
	75.01 - 80.00	$23,043,287	$0	$0	$0	$23,043,287
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$472,297,149	$623,208	$182,068	$1,490,526	$474,592,951

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$17,474,764	$0	$0	$39,760	$17,514,524
Labrador	20.01 - 25.00	$11,758,351	$0	$0	$0	$11,758,351
	25.01 - 30.00	$18,483,705	$0	$0	$0	$18,483,705
	30.01 - 35.00	$26,001,053	$0	$0	$0	$26,001,053
	35.01 - 40.00	$36,760,932	$0	$0	$0	$36,760,932
	40.01 - 45.00	$51,241,460	$0	$164,240	$93,294	$51,498,994
	45.01 - 50.00	$61,319,460	$161,514	$0	$71,697	$61,552,671
	50.01 - 55.00	$59,085,750	$763,739	$205,929	$376,889	$60,432,307
	55.01 - 60.00	$40,832,737	$183,664	$0	$279,261	$41,295,662
	60.01 - 65.00	$32,083,451	$0	$0	$0	$32,083,451
	65.01 - 70.00	$31,573,085	$0	$0	$0	$31,573,085
	70.01 - 75.00	$39,550,273	$0	$0	$0	$39,550,273
	75.01 - 80.00	$16,203,586	$0	$0	$166,447	$16,370,034
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland and Labrador		$442,368,608	$1,108,916	$370,169	$1,027,348	$444,875,041

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$744,565	$0	$0	$0	$744,565
Territories	20.01 - 25.00	$83,509	$0	$0	$0	$83,509
	25.01 - 30.00	$49,566	$0	$0	$0	$49,566
	30.01 - 35.00	$652,360	$0	$0	$0	$652,360
	35.01 - 40.00	$119,565	$0	$0	$0	$119,565
	40.01 - 45.00	$320,992	$0	$0	$0	$320,992
	45.01 - 50.00	$188,776	$0	$0	$0	$188,776
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$2,159,334	$0	$0	$0	$2,159,334

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary

		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$38,453,886	$295	$0	$23,675	$38,477,855
	20.01 - 25.00	$24,037,997	$0	$0	$0	$24,037,997
	25.01 - 30.00	$31,451,792	$46,489	$0	$95,177	$31,593,457
	30.01 - 35.00	$39,009,482	$0	$0	$90,152	$39,099,634
	35.01 - 40.00	$54,981,612	$119,783	$0	$591,246	$55,692,641
	40.01 - 45.00	$74,826,249	$29,133	$200,279	$0	$75,055,661
	45.01 - 50.00	$85,980,031	$897,869	$0	$263,100	$87,141,000
	50.01 - 55.00	$93,206,453	$120,796	$0	$44,764	$93,372,014
	55.01 - 60.00	$95,171,954	$89,692	$0	$260,483	$95,522,129
	60.01 - 65.00	$101,152,354	$0	$0	$115,126	$101,267,480
	65.01 - 70.00	$126,019,097	$157,730	$0	$149,492	$126,326,319
	70.01 - 75.00	$107,746,576	$106,718	$0	$16,399	$107,869,694
	75.01 - 80.00	$18,694,700	$0	$0	$0	$18,694,700
	> 80.00	$482,776	$0	$0	$0	$482,776
Total Nova Scotia		$891,214,960	$1,568,503	$200,279	$1,649,615	$894,633,357

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$39,056	$0	$0	$0	$39,056
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$39,056	$0	$0	$0	$39,056

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,591,103,143	$717,626	$550,211	$535,622	$1,592,906,602
	20.01 - 25.00	$1,105,901,779	$1,106,119	$440,301	$170,234	$1,107,618,433
	25.01 - 30.00	$1,571,268,976	$1,251,528	$428,545	$315,113	$1,573,264,163
	30.01 - 35.00	$1,993,853,861	$2,010,618	$464,466	$209,813	$1,996,538,759
	35.01 - 40.00	$2,369,906,509	$1,392,662	$510,831	$486,689	$2,372,296,691
	40.01 - 45.00	$2,594,253,939	$2,281,840	$1,234,943	$1,838,897	$2,599,609,619
	45.01 - 50.00	$2,382,889,933	$3,282,947	$369,167	$711,424	$2,387,253,472
	50.01 - 55.00	$2,285,041,911	$1,123,164	$932,905	$838,564	$2,287,936,544
	55.01 - 60.00	$2,073,470,113	$1,004,591	$560,510	$1,338,814	$2,076,374,028
	60.01 - 65.00	$1,979,705,742	$1,067,086	$327,299	$1,214,161	$1,982,314,288
	65.01 - 70.00	$1,627,664,052	$830,106	$0	$396,992	$1,628,891,150
	70.01 - 75.00	$2,022,708,729	$1,205,753	$1,064,656	$750,721	$2,025,729,860
	75.01 - 80.00	$796,919,940	$1,371,609	$202,643	$0	$798,494,193
	> 80.00	$2,648,213	$0	$0	$0	$2,648,213
Total Ontario		$24,397,336,841	$18,645,650	$7,086,478	$8,807,044	$24,431,876,014

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$5,080,102	$0	$0	$0	$5,080,102
Island	20.01 - 25.00	$3,782,138	$0	$0	$0	$3,782,138
	25.01 - 30.00	$4,082,030	$36,614	$0	$0	$4,118,644
	30.01 - 35.00	$6,129,890	$0	$0	$0	$6,129,890
	35.01 - 40.00	$7,071,060	$0	$0	$0	$7,071,060
	40.01 - 45.00	$11,300,564	$87,963	$77,311	$0	$11,465,838
	45.01 - 50.00	$14,029,158	$0	$0	$0	$14,029,158
	50.01 - 55.00	$13,133,016	$0	$0	$0	$13,133,016
	55.01 - 60.00	$13,887,321	$141,535	$0	$0	$14,028,856
	60.01 - 65.00	$7,214,407	$0	$0	$0	$7,214,407
	65.01 - 70.00	$8,545,998	$0	$0	$0	$8,545,998
	70.01 - 75.00	$8,349,521	$0	$0	$0	$8,349,521
	75.01 - 80.00	$5,728,940	$0	$0	$0	$5,728,940
	> 80.00	$270,409	$0	$0	$0	$270,409
Total Prince Edward Island		$108,604,555	$266,112	$77,311	$0	$108,947,978

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$207,471,020	$32,855	$6,882	$23,715	$207,534,472
	20.01 - 25.00	$144,244,926	$142,574	$37,192	$0	$144,424,692
	25.01 - 30.00	$195,684,413	$288,752	$0	$0	$195,973,166
	30.01 - 35.00	$248,106,048	$202,059	$0	$54,075	$248,362,183
	35.01 - 40.00	$314,981,442	$104,292	$119,853	$385,290	$315,590,877
	40.01 - 45.00	$405,093,402	$483,943	$76,280	$477,301	$406,130,925
	45.01 - 50.00	$494,693,102	$505,305	$0	$742,338	$495,940,745
	50.01 - 55.00	$634,967,707	$94,642	$170,323	$1,284,624	$636,517,296
	55.01 - 60.00	$674,681,025	$704,098	$0	$1,129,979	$676,515,102
	60.01 - 65.00	$740,271,135	$524,110	$433,084	$719,655	$741,947,984
	65.01 - 70.00	$729,459,155	$371,817	$376,253	$509,607	$730,716,832
	70.01 - 75.00	$401,940,685	$170,035	$0	$264,693	$402,375,413
	75.01 - 80.00	$105,143,826	$171,135	$0	$573,951	$105,888,912
	> 80.00	$151,623	$0	$0	$0	$151,623
Total Quebec		$5,296,889,509	$3,795,616	$1,219,866	$6,165,229	$5,308,070,221

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$59,866,349	$17,102	$0	$19,607	$59,903,058
	20.01 - 25.00	$41,529,855	$35,930	$0	$177,647	$41,743,432
	25.01 - 30.00	$64,962,573	$123,964	$0	$0	$65,086,538
	30.01 - 35.00	$92,605,967	$0	$0	$324,248	$92,930,215
	35.01 - 40.00	$127,185,940	$0	$0	$238,965	$127,424,905
	40.01 - 45.00	$175,106,394	$324,524	$0	$882,531	$176,313,448
	45.01 - 50.00	$196,205,911	$808,408	$178,914	$2,428,838	$199,622,072
	50.01 - 55.00	$176,475,560	$445,368	$268,530	$794,192	$177,983,650
	55.01 - 60.00	$112,152,357	$164,081	$0	$1,660,054	$113,976,491
	60.01 - 65.00	$64,951,086	$0	$0	$139,431	$65,090,516
	65.01 - 70.00	$68,380,334	$0	$0	$0	$68,380,334
	70.01 - 75.00	$85,666,050	$0	$0	$0	$85,666,050
	75.01 - 80.00	$32,947,247	$0	$0	$0	$32,947,247
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,298,035,624	$1,919,376	$447,444	$6,665,512	$1,307,067,957

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,665,957	$0	$0	$0	$1,665,957
	20.01 - 25.00	$870,266	$0	$0	$0	$870,266
	25.01 - 30.00	$1,375,099	$0	$0	$0	$1,375,099
	30.01 - 35.00	$923,578	$0	$0	$0	$923,578
	35.01 - 40.00	$4,161,721	$0	$0	$229,193	$4,390,914
	40.01 - 45.00	$2,625,066	$0	$0	$0	$2,625,066
	45.01 - 50.00	$1,850,345	$0	$0	$0	$1,850,345
	50.01 - 55.00	$1,117,141	$0	$0	$0	$1,117,141
	55.01 - 60.00	$1,220,169	$0	$0	$0	$1,220,169
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$15,809,342	$0	$0	$229,193	$16,038,535

Grand Total		$51,664,836,746	$53,372,414	$21,798,163	$59,446,589	$51,799,453,912

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.37	0.00	0.00	0.00	0.37
	20.01 - 25.00	0.26	0.00	0.00	0.00	0.26
	25.01 - 30.00	0.35	0.00	0.00	0.00	0.35
	30.01 - 35.00	0.45	0.00	0.00	0.00	0.45
	35.01 - 40.00	0.58	0.00	0.00	0.00	0.59
	40.01 - 45.00	0.73	0.00	0.00	0.00	0.74
	45.01 - 50.00	0.92	0.00	0.00	0.01	0.93
	50.01 - 55.00	0.97	0.00	0.00	0.00	0.97
	55.01 - 60.00	1.10	0.00	0.00	0.00	1.11
	60.01 - 65.00	1.12	0.00	0.00	0.00	1.13
	65.01 - 70.00	1.24	0.00	0.00	0.01	1.25
	70.01 - 75.00	1.46	0.00	0.00	0.01	1.47
	75.01 - 80.00	1.14	0.00	0.00	0.00	1.14
	> 80.00	0.42	0.00	0.00	0.00	0.43
Total Alberta		11.11	0.02	0.01	0.05	11.19

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.98	0.00	0.00	0.00	1.98
	20.01 - 25.00	1.32	0.00	0.00	0.00	1.32
	25.01 - 30.00	1.81	0.00	0.00	0.00	1.81
	30.01 - 35.00	2.32	0.00	0.00	0.00	2.33
	35.01 - 40.00	2.72	0.01	0.00	0.00	2.73
	40.01 - 45.00	2.61	0.01	0.00	0.00	2.62
	45.01 - 50.00	2.16	0.00	0.00	0.00	2.17
	50.01 - 55.00	1.79	0.00	0.00	0.00	1.79
	55.01 - 60.00	1.40	0.00	0.00	0.00	1.40
	60.01 - 65.00	1.31	0.00	0.00	0.00	1.31
	65.01 - 70.00	1.35	0.00	0.00	0.00	1.36
	70.01 - 75.00	1.09	0.00	0.00	0.00	1.09
	75.01 - 80.00	0.60	0.00	0.00	0.00	0.60
	> 80.00	0.10	0.00	0.00	0.00	0.10
Total British Columbia		22.56	0.03	0.01	0.02	22.61

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.19	0.00	0.00	0.00	0.19
	45.01 - 50.00	0.21	0.00	0.00	0.00	0.21
	50.01 - 55.00	0.26	0.00	0.00	0.00	0.26
	55.01 - 60.00	0.25	0.00	0.00	0.00	0.25
	60.01 - 65.00	0.27	0.00	0.00	0.00	0.27
	65.01 - 70.00	0.30	0.00	0.00	0.00	0.30
	70.01 - 75.00	0.40	0.00	0.00	0.00	0.40
	75.01 - 80.00	0.16	0.00	0.00	0.00	0.16
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.51	0.00	0.00	0.00	2.52

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.08	0.00	0.00	0.00	0.08
	60.01 - 65.00	0.06	0.00	0.00	0.00	0.06
	65.01 - 70.00	0.06	0.00	0.00	0.00	0.06
	70.01 - 75.00	0.10	0.00	0.00	0.00	0.10
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.92

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.08	0.00	0.00	0.00	0.08
	60.01 - 65.00	0.06	0.00	0.00	0.00	0.06
	65.01 - 70.00	0.06	0.00	0.00	0.00	0.06
	70.01 - 75.00	0.08	0.00	0.00	0.00	0.08
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.85	0.00	0.00	0.00	0.86

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.00	0.00	0.00	0.00	0.00

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.14	0.00	0.00	0.00	0.14
	45.01 - 50.00	0.17	0.00	0.00	0.00	0.17
	50.01 - 55.00	0.18	0.00	0.00	0.00	0.18
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.20	0.00	0.00	0.00	0.20
	65.01 - 70.00	0.24	0.00	0.00	0.00	0.24
	70.01 - 75.00	0.21	0.00	0.00	0.00	0.21
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.72	0.00	0.00	0.00	1.73

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	3.07	0.00	0.00	0.00	3.08
	20.01 - 25.00	2.13	0.00	0.00	0.00	2.14
	25.01 - 30.00	3.03	0.00	0.00	0.00	3.04
	30.01 - 35.00	3.85	0.00	0.00	0.00	3.85
	35.01 - 40.00	4.58	0.00	0.00	0.00	4.58
	40.01 - 45.00	5.01	0.00	0.00	0.00	5.02
	45.01 - 50.00	4.60	0.01	0.00	0.00	4.61
	50.01 - 55.00	4.41	0.00	0.00	0.00	4.42
	55.01 - 60.00	4.00	0.00	0.00	0.00	4.01
	60.01 - 65.00	3.82	0.00	0.00	0.00	3.83
	65.01 - 70.00	3.14	0.00	0.00	0.00	3.14
	70.01 - 75.00	3.90	0.00	0.00	0.00	3.91
	75.01 - 80.00	1.54	0.00	0.00	0.00	1.54
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		47.10	0.04	0.01	0.02	47.17

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.03	0.00	0.00	0.00	0.03
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.40	0.00	0.00	0.00	0.40
	20.01 - 25.00	0.28	0.00	0.00	0.00	0.28
	25.01 - 30.00	0.38	0.00	0.00	0.00	0.38
	30.01 - 35.00	0.48	0.00	0.00	0.00	0.48
	35.01 - 40.00	0.61	0.00	0.00	0.00	0.61
	40.01 - 45.00	0.78	0.00	0.00	0.00	0.78
	45.01 - 50.00	0.96	0.00	0.00	0.00	0.96
	50.01 - 55.00	1.23	0.00	0.00	0.00	1.23
	55.01 - 60.00	1.30	0.00	0.00	0.00	1.31
	60.01 - 65.00	1.43	0.00	0.00	0.00	1.43
	65.01 - 70.00	1.41	0.00	0.00	0.00	1.41
	70.01 - 75.00	0.78	0.00	0.00	0.00	0.78
	75.01 - 80.00	0.20	0.00	0.00	0.00	0.20
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Quebec		10.23	0.01	0.00	0.01	10.25

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.12	0.00	0.00	0.00	0.12
	20.01 - 25.00	0.08	0.00	0.00	0.00	0.08
	25.01 - 30.00	0.13	0.00	0.00	0.00	0.13
	30.01 - 35.00	0.18	0.00	0.00	0.00	0.18
	35.01 - 40.00	0.25	0.00	0.00	0.00	0.25
	40.01 - 45.00	0.34	0.00	0.00	0.00	0.34
	45.01 - 50.00	0.38	0.00	0.00	0.00	0.39
	50.01 - 55.00	0.34	0.00	0.00	0.00	0.34
	55.01 - 60.00	0.22	0.00	0.00	0.00	0.22
	60.01 - 65.00	0.13	0.00	0.00	0.00	0.13
	65.01 - 70.00	0.13	0.00	0.00	0.00	0.13
	70.01 - 75.00	0.17	0.00	0.00	0.00	0.17
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.51	0.00	0.00	0.01	2.52

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.03	0.00	0.00	0.00	0.03

Grand Total		99.74	0.10	0.04	0.11	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score		Principal Balance	Percentage
20.00 and below	Score Unavailable		$10,668,255	0.02
	499 and below		$11,933,366	0.02
	500 - 539		$1,985,446	0.00
	540 - 559		$5,559,803	0.01
	560 - 579		$3,234,917	0.01
	580 - 599		$4,302,849	0.01
	600 - 619		$7,477,518	0.01
	620 - 639		$11,119,675	0.02
	640 - 659		$15,481,160	0.03
	660 - 679		$32,409,823	0.06
	680 - 699		$46,335,338	0.09
	700 - 719		$72,961,448	0.14
	720 - 739		$84,772,896	0.16
	740 - 759		$105,183,614	0.20
	760 - 779		$144,015,575	0.28
	780 - 799		$185,764,075	0.36
	800 and above		$2,466,370,832	4.76
Total			$3,209,576,590	6.20

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$3,386,405	0.01
	499 and below	$7,531,000	0.01
	500 - 539	$1,950,443	0.00
	540 - 559	$2,855,388	0.01
	560 - 579	$4,881,683	0.01
	580 - 599	$4,807,842	0.01
	600 - 619	$7,204,809	0.01
	620 - 639	$12,214,873	0.02
	640 - 659	$12,551,363	0.02
	660 - 679	$26,859,459	0.05
	680 - 699	$34,169,180	0.07
	700 - 719	$55,701,627	0.11
	720 - 739	$74,255,934	0.14
	740 - 759	$81,103,995	0.16
	760 - 779	$116,669,598	0.23
	780 - 799	$145,494,821	0.28
	800 and above	$1,601,718,325	3.09
Total		$2,193,356,748	4.23

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$6,997,174	0.01
	499 and below	$12,483,990	0.02
	500 - 539	$5,847,709	0.01
	540 - 559	$3,387,173	0.01
	560 - 579	$6,020,676	0.01
	580 - 599	$8,046,169	0.02
	600 - 619	$9,503,717	0.02
	620 - 639	$18,880,726	0.04
	640 - 659	$25,129,448	0.05
	660 - 679	$47,098,247	0.09
	680 - 699	$66,196,539	0.13
	700 - 719	$89,997,812	0.17
	720 - 739	$120,910,177	0.23
	740 - 759	$123,950,411	0.24
	760 - 779	$172,043,540	0.33
	780 - 799	$217,878,447	0.42
	800 and above	$2,139,301,276	4.13
Total		$3,073,673,228	5.93

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$6,262,091	0.01
	499 and below	$15,798,880	0.03
	500 - 539	$6,567,118	0.01
	540 - 559	$7,186,626	0.01
	560 - 579	$7,942,270	0.02
	580 - 599	$12,400,496	0.02
	600 - 619	$15,846,221	0.03
	620 - 639	$27,276,122	0.05
	640 - 659	$41,674,695	0.08
	660 - 679	$63,053,092	0.12
	680 - 699	$112,190,727	0.22
	700 - 719	$155,436,149	0.30
	720 - 739	$174,744,216	0.34
	740 - 759	$194,820,779	0.38
	760 - 779	$217,406,024	0.42
	780 - 799	$294,421,901	0.57
	800 and above	$2,579,629,444	4.98
Total		$3,932,656,850	7.59

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$6,918,303	0.01
	499 and below	$11,618,193	0.02
	500 - 539	$9,648,109	0.02
	540 - 559	$9,066,166	0.02
	560 - 579	$11,307,629	0.02
	580 - 599	$19,648,080	0.04
	600 - 619	$25,076,148	0.05
	620 - 639	$37,410,879	0.07
	640 - 659	$65,309,108	0.13
	660 - 679	$107,614,620	0.21
	680 - 699	$146,778,013	0.28
	700 - 719	$188,695,746	0.36
	720 - 739	$239,886,467	0.46
	740 - 759	$242,336,748	0.47
	760 - 779	$301,701,060	0.58
	780 - 799	$379,161,888	0.73
	800 and above	$2,947,122,981	5.69
Total		$4,749,300,138	9.17

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$5,327,942	0.01
	499 and below	$17,496,875	0.03
	500 - 539	$12,448,050	0.02
	540 - 559	$13,134,639	0.03
	560 - 579	$14,681,198	0.03
	580 - 599	$25,310,927	0.05
	600 - 619	$37,079,871	0.07
	620 - 639	$61,030,396	0.12
	640 - 659	$81,478,698	0.16
	660 - 679	$129,878,424	0.25
	680 - 699	$169,003,875	0.33
	700 - 719	$228,464,236	0.44
	720 - 739	$267,980,973	0.52
	740 - 759	$299,113,902	0.58
	760 - 779	$366,347,570	0.71
	780 - 799	$429,054,705	0.83
	800 and above	$3,053,669,133	5.90
Total		$5,211,501,415	10.06

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$8,490,041	0.02
	499 and below	$13,931,042	0.03
	500 - 539	$14,965,093	0.03
	540 - 559	$12,391,197	0.02
	560 - 579	$17,423,531	0.03
	580 - 599	$29,378,285	0.06
	600 - 619	$38,907,321	0.08
	620 - 639	$55,647,635	0.11
	640 - 659	$76,643,487	0.15
	660 - 679	$123,900,207	0.24
	680 - 699	$188,616,849	0.36
	700 - 719	$241,601,337	0.47
	720 - 739	$304,878,497	0.59
	740 - 759	$337,279,213	0.65
	760 - 779	$377,091,177	0.73
	780 - 799	$442,173,500	0.85
	800 and above	$2,739,717,381	5.29
Total		$5,023,035,793	9.70

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$4,683,704	0.01
	499 and below	$13,595,480	0.03
	500 - 539	$13,471,637	0.03
	540 - 559	$13,240,683	0.03
	560 - 579	$11,978,411	0.02
	580 - 599	$23,947,636	0.05
	600 - 619	$33,471,622	0.06
	620 - 639	$61,895,125	0.12
	640 - 659	$86,703,476	0.17
	660 - 679	$144,708,375	0.28
	680 - 699	$180,310,114	0.35
	700 - 719	$284,273,501	0.55
	720 - 739	$321,194,924	0.62
	740 - 759	$348,433,378	0.67
	760 - 779	$393,379,409	0.76
	780 - 799	$443,091,142	0.86
	800 and above	$2,513,528,096	4.85
Total		$4,891,906,711	9.44

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,444,571	0.00
	499 and below	$10,635,765	0.02
	500 - 539	$12,426,263	0.02
	540 - 559	$13,687,374	0.03
	560 - 579	$16,131,148	0.03
	580 - 599	$24,055,574	0.05
	600 - 619	$35,059,218	0.07
	620 - 639	$59,928,563	0.12
	640 - 659	$83,155,028	0.16
	660 - 679	$144,947,811	0.28
	680 - 699	$203,664,217	0.39
	700 - 719	$259,294,240	0.50
	720 - 739	$295,029,668	0.57
	740 - 759	$331,324,746	0.64
	760 - 779	$397,373,316	0.77
	780 - 799	$412,931,430	0.80
	800 and above	$2,191,906,628	4.23
Total		$4,492,995,561	8.67

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$901,647	0.00
	499 and below	$10,844,435	0.02
	500 - 539	$10,854,285	0.02
	540 - 559	$9,753,107	0.02
	560 - 579	$11,905,138	0.02
	580 - 599	$20,282,900	0.04
	600 - 619	$36,055,153	0.07
	620 - 639	$52,411,613	0.10
	640 - 659	$84,051,036	0.16
	660 - 679	$150,054,028	0.29
	680 - 699	$192,923,309	0.37
	700 - 719	$249,751,300	0.48
	720 - 739	$283,848,766	0.55
	740 - 759	$345,523,098	0.67
	760 - 779	$352,633,285	0.68
	780 - 799	$408,985,316	0.79
	800 and above	$2,145,410,992	4.14
Total		$4,366,189,409	8.43

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$2,242,019	0.00
	499 and below	$9,591,074	0.02
	500 - 539	$8,941,725	0.02
	540 - 559	$9,948,762	0.02
	560 - 579	$10,359,562	0.02
	580 - 599	$16,691,714	0.03
	600 - 619	$33,174,169	0.06
	620 - 639	$64,911,737	0.13
	640 - 659	$94,182,689	0.18
	660 - 679	$142,170,259	0.27
	680 - 699	$195,676,934	0.38
	700 - 719	$262,286,980	0.51
	720 - 739	$294,576,448	0.57
	740 - 759	$337,260,378	0.65
	760 - 779	$351,075,867	0.68
	780 - 799	$378,667,997	0.73
	800 and above	$1,922,531,113	3.71
Total		$4,134,289,425	7.98

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$333,842	0.00
	499 and below	$9,008,949	0.02
	500 - 539	$13,783,303	0.03
	540 - 559	$10,264,886	0.02
	560 - 579	$16,676,832	0.03
	580 - 599	$20,852,112	0.04
	600 - 619	$40,280,095	0.08
	620 - 639	$58,702,493	0.11
	640 - 659	$106,086,004	0.20
	660 - 679	$171,962,012	0.33
	680 - 699	$242,109,876	0.47
	700 - 719	$268,126,332	0.52
	720 - 739	$327,170,483	0.63
	740 - 759	$353,669,531	0.68
	760 - 779	$360,581,150	0.70
	780 - 799	$411,052,852	0.79
	800 and above	$1,844,349,167	3.56
Total		$4,255,009,918	8.21

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$1,153,031	0.00
	499 and below	$7,605,106	0.01
	500 - 539	$5,009,208	0.01
	540 - 559	$7,387,967	0.01
	560 - 579	$7,569,260	0.01
	580 - 599	$16,350,388	0.03
	600 - 619	$16,128,829	0.03
	620 - 639	$43,769,670	0.08
	640 - 659	$65,850,534	0.13
	660 - 679	$100,316,202	0.19
	680 - 699	$137,527,397	0.27
	700 - 719	$164,770,946	0.32
	720 - 739	$190,668,090	0.37
	740 - 759	$182,590,520	0.35
	760 - 779	$195,491,711	0.38
	780 - 799	$183,442,441	0.35
	800 and above	$662,539,239	1.28
Total		$1,988,170,538	3.84

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 12/31/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$255,374	0.00
	499 and below	$1,040,624	0.00
	500 - 539	$963,808	0.00
	540 - 559	$1,889,799	0.00
	560 - 579	$1,096,780	0.00
	580 - 599	$3,877,261	0.01
	600 - 619	$5,990,297	0.01
	620 - 639	$9,912,636	0.02
	640 - 659	$9,818,154	0.02
	660 - 679	$19,087,060	0.04
	680 - 699	$22,716,890	0.04
	700 - 719	$32,240,973	0.06
	720 - 739	$33,654,037	0.06
	740 - 759	$27,058,593	0.05
	760 - 779	$25,627,188	0.05
	780 - 799	$18,067,478	0.03
	800 and above	$64,494,639	0.12
Total		$277,791,590	0.54

Grand Total		$51,799,453,912	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix

Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.
Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan. First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property. Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information. As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value
The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index. The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property. This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan. In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2019	Page 21 of 21